Property, plant and equipment - Net carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 49,334	$ 42,836
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,846	1,427
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	657	51
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,558	1,260
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,499	25,008
Owned property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	36,560	27,746
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 12,774	$ 15,090